CPG COOPER SQUARE INTERNATIONAL EQUITY, LLC

SCHEDULE OF INVESTMENTS

June 30, 2024 (UNAUDITED)

Common Stock (85.69%)	Shares	Fair Value
Canada (6.62%)
Alimentation Couche-Tard, Inc.	9,744	$546,679
Aritzia, Inc.(a)	27,624	781,672
Brookfield Corp.(b)	27,962	1,162,742
		2,491,093
France (16.07%)
Bureau Veritas SA(b)	42,356	1,173,916
Capgemini SE 1344.51,	1,997	397,451
Edenred SE(b)	35,240	1,488,456
LVMH Moet Hennessy Louis Vuitton SE	282	215,674
Safran SA(b)	8,046	1,702,240
Sartorius Stedim Biotech	6,565	1,078,625
		6,056,362
Germany (10.35%)
CTS Eventim AG & Co. KGaA(b)	21,307	1,778,908
SAP SE(b)	10,441	2,120,757
		3,899,665
Great Britain (11.11%)
BAE Systems PLC(b)	76,584	1,277,889
Croda International PLC 173.63,	11,607	579,266
Howden Joinery Group PLC	55,600	617,444
Melrose Industries PLC(b)	185,588	1,298,286
Spectris PLC 5.36,	8,264	290,413
WAG Payment Solutions PLC(a)(b)	161,844	124,798
		4,188,096
Ireland (10.19%)
CRH PLC(b)	32,457	2,433,626
Experian PLC(b)	30,072	1,401,196
		3,834,822
Italy (2.06%)
Amplifon SpA	9,188	327,322

Common Stock (continued)	Shares	Fair Value
Italy (continued)
DiaSorin SpA	4,500	$448,817
		776,139
Japan (10.48%)
Keyence Corp.	1,238	542,962
NOF Corp.	17,608	240,487
Obic Co., Ltd.	7,048	908,713
Olympus Corp.	97,810	1,576,963
Recruit Holdings Co., Ltd.	7,495	401,029
Welcia Holdings Co., Ltd.	22,241	277,356
		3,947,510
Netherlands (6.08%)
ASML Holding NV(b)	953	984,813
Heineken NV(b)	2,645	255,981
Prosus NV	29,496	1,051,427
		2,292,221
Switzerland (9.17%)
Alcon, Inc.(b)	10,748	959,498
Barry Callebaut AG	200	325,840
Cie Financiere Richemont SA A,	6,337	989,054
Galderma Group AG(a)	5,863	482,559
Sonova Holding AG	2,236	690,756
		3,447,707
United States (3.56%)
Revvity, Inc.	12,786	1,340,740

Total Common Stock
(Cost $27,603,564)		$32,274,355

Underlying Security/Expiration Date/Exercise Price/Notional Amount	Contracts	Value
PURCHASED OPTIONS 0.92%
Call Options Purchased 0.14%
iShares® China Large-Cap ETF
09/20/24, $31, $1,364,475	525	7,087
Ker Fp 12/19/2025 C400
12/20/25, $400, $564,956	1,669	44,178

Total Call Options Purchased
(Cost $81,235)		51,265

Put Options Purchased 0.78%
Cac 40 07/19/2024 P7650
07/22/24, $7,650, $7,037,109	878	244,618
Dax 08/16/2024 P17700

	Contracts	Value
Put Options Purchased (continued)
08/17/24, $17,770, $1,758,700	90	$16,779
Sxxp 07/19/24 P505
07/22/24, $505, $3,702,010	6,755	32,236

Total Put Options Purchased
(Cost $301,136)		293,633

Total Investments (86.61%)		$32,619,253
Securities Sold Short (-28.35%)		$(10,675,978)
Other Assets In Excess of Liabilities (41.74%)		15,720,221
Net Assets (100.00%)		$37,663,496

(a)	Non-income producing security.
(b)	All or a portion of the security is pledged as collateral for total return swap contracts and securities sold short. As of June 30, 2024, the aggregate value of those securities was $646,243, representing 1.72% of net assets.

Country Composition (June 30, 2024) (Unaudited)

Common Stock
France	16.07%
Great Britain	11.11%
Japan	10.48%
Germany	10.35%
Ireland	10.19%
Switzerland	9.17%
Canada	6.62%
Netherlands	6.08%
United States	3.56%
Italy	2.06%
85.69%

Securities Sold Short
Common Stock
Belgium	-0.27%
Finland	-0.30%
India	-0.51%
Canada	-1.02%
Great Britain	-1.24%
Switzerland	-2.23%
Germany	-2.38%
France	-2.69%
Sweden	-2.76%
United States	-2.96%
Exchange Traded Funds
Australia	-0.11%
India	-0.31%
China	-0.52%
Japan	-0.70%
Canada	-1.77%
United States	-8.53%
-28.30%

Percentages are based upon net assets.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Floating Rate Paid/(Received) by the Fund	Termination Date	Value	Net Unrealized Appreciation
Morgan Stanley	Adidas AG	$1,481,077	FEDEF-1D	50 bps	07/12/2024	$1,876,869	$395,792
Morgan Stanley	Amadeus IT Group SA	836,937	FEDEF-1D	50 bps	12/09/2024	856,924	19,987
Morgan Stanley	Canadian Pacific Railway, Ltd.	749,163	FEDEF-1D	30 bps	11/18/2024	799,104	49,941
Morgan Stanley	DSV A/S	425,520	FEDEF-1D	50 bps	06/06/2025	434,118	8,598
Goldman Sachs	GS Swap GSCBCFRA Basket Index(a)	(682,477)	ESTR-1D	(39) bps	07/29/2025	(714,992)	16,453
Goldman Sachs	GS Swap GSCBERE1 Basket Index	(171,583)	ESTR-1D	(40) bps	06/12/2025	(177,034)	6,861
Goldman Sachs	GS Swap GSCBSLST Basket Index	(332,393)	FEDEF-1D	(33) bps	07/01/2025	(330,154)	2,239
Goldman Sachs	GS Swap GSCBSSTP Basket Index	(383,208)	FEDEF-1D	(40) bps	06/24/2025	(380,714)	2,494
Morgan Stanley	Koninklijke DSM NV	1,035,781	FEDEF-1D	50 bps	10/18/2024	1,124,275	88,494
Morgan Stanley	London Stock Exchange	1,719,340	FEDEF-1D	50 bps	09/03/2024	1,978,681	259,340
Morgan Stanley	MS Swap MSCBBANK Basket Index(a)	(424,569)	FEDEF-1D	(40) bps	05/12/2025	(399,742)	24,827
Morgan Stanley	MS Swap MSEUFLAG Basket Index(a)	(1,145,092)	FEDEF-1D	(43) bps	07/21/2025	(1,127,962)	17,130
Morgan Stanley	MS Swap MSEXINVN Basket Index	(376,065)	FEDEF-1D	(43) bps	06/30/2025	(364,180)	11,885
Morgan Stanley	MS Swap MSFRASE Basket Index(a)	(691,626)	ESTR-1D	(40) bps	07/14/2025	(730,521)	10,730
Morgan Stanley	MS Swap MSTARIFF Basket Index	(247,100)	FEDEF-1D	(40) bps	06/09/2025	(228,687)	18,412
Morgan Stanley	Rentokil Initial PLC	234,193	FEDEF-1D	50 bps	11/26/2024	259,763	25,570
Morgan Stanley	Schneider Electric	683,775	FEDEF-1D	50 bps	11/26/2024	1,107,012	423,237
Morgan Stanley	Taiwan Semiconductor Manufacturing Co., Ltd.	1,306,973	FEDEF-1D	95 bps	12/13/2024	2,056,377	749,404
Morgan Stanley	Treasury Wine Estates, Ltd.	1,752,357	FEDEF-1D	50 bps	07/29/2024	1,851,408	99,051
		$5,771,001				$7,890,545	$2,230,446

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Floating Rate Paid/(Received) by the Fund	Termination Date	Value	Net Unrealized Depreciation
Goldman Sachs	Commonwealth Bank of Australia	$(493,464)	FEDEF-1D	(50) bps	04/16/2025	(540,369)	(46,905)
Bank Of America Merrill Lynch	Fluidra SA	524,081	FEDEF-1D	20 bps	02/03/2025	510,346	(13,735)
Goldman Sachs	GS Swap GSCBCNIS Basket Index	(205,616)	FEDEF-1D	(46) bps	05/28/2025	(224,923)	(19,307)
Goldman Sachs	GS Swap GSCBHGBT Basket Index(a)	(641,967)	ESTR-1D	(40) bps	07/15/2025	(690,183)	(2,155)
Goldman Sachs	GS Swap GSCBSJPX Basket Index	(62,006,311)	MUTSC-1D	(40) bps	06/04/2025	(397,334)	(11,866)
Goldman Sachs	GS Swap GSCBSPER Basket Index	(223,257)	ESTR-1D	(40) bps	04/03/2025	(245,303)	(6,028)
Morgan Stanley	MS Swap MSCBITLY Basket Index	(360,286)	FEDEF-1D	(20) bps	07/17/2025	(365,731)	(5,445)
Morgan Stanley	MS Swap MSSEAPFG Basket Index(a)	(682,410)	FEDEF-1D	(130) bps	05/29/2025	(716,647)	(34,237)
Morgan Stanley	MS Swap MSSEEWT Basket Index(a)	(432,489)	FEDEF-1D	(130) bps	10/11/2024	(534,888)	(102,399)
Morgan Stanley	MS Swap MSSEINFO Basket Index	(232,337)	FEDEF-1D	(75) bps	06/02/2025	(241,148)	(8,811)
Morgan Stanley	MS Swap MSWLCA Basket Index	49,867,159	MUTSC-1D	50 bps	05/26/2025	287,534	(22,470)
Bank Of America Merrill Lynch	REPSOL SA	(351,289)	FEDEF-1D	(20) bps	01/06/2025	(366,664)	(15,375)
Morgan Stanley	Samsung Electronics Co., Ltd.	412,480	FEDEF-1D	30 bps	04/22/2025	404,036	(8,443)
Morgan Stanley	THALES SA	528,133	FEDEF-1D	50 bps	04/14/2025	503,112	(25,022)
		$(14,297,573)				$(2,618,162)	$(322,198)
TOTAL		$(8,526,572)				$5,272,383	$1,908,248

ESTR-1D - Euro Short-Term Rate (Daily)

FEDEF-1D - Federal Funds Effective Rate (Daily)

(a)	See tables below for details of the equity basket holdings underlying the swaps.

The following table represents the equity basket holdings underlying the total return swap with GS Swap GSCBCFRA Basket Index as of June 30, 2024.

GS Swap GSCBCFRA Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Amer Sports, Inc.	(6,256)	(EUR 73,372)	11.00%
Forvia SE	(6,524)	(72,125)	10.81%
Metso Oyj	(7,340)	(72,548)	10.87%
Moncler SpA	(1,405)	(80,153)	12.01%
QT Group Oyj	(636)	(49,307)	7.39%
Straumann Holding AG	(633)	(73,151)	10.97%
Thule Group AB	(3,118)	(76,376)	11.45%
Unibail-Rodamco-Westfield	(1,012)	(74,421)	11.17%
Valmet Oyj	(3,582)	(95,604)	14.33%
Common Stocks Total		(667,057)	100.00%

Total Short Securities (Euros)		(667,057)

6/30 USDEUR Spot Rate of		0.933
Grand Total (US Dollars)		(USD 714,992)

The following table represents the equity basket holdings underlying the total return swap with GS Swap GSCBHGBT Basket Index as of June 30, 2024.

GS Swap GSCBHGBT Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
AddTech AB	(1,236)	(EUR 28,678)	4.45%
Atlantica Sustainable Infrastructure PLC	(414)	(8,472)	1.32%
Bachem Holding AG	(334)	(28,603)	4.44%
Belimo Holding AG	(67)	(31,276)	4.86%
Compass Group PLC	(1,731)	(44,104)	6.85%
Cyfrowy Polsat SA	(9,131)	(25,687)	3.99%
DSM-Firmenich AG	(206)	(21,722)	3.37%
EMS-Chemie Holding AG	(27)	(20,525)	3.19%
Entain PLC	(5,512)	(40,961)	6.36%
Epiroc AB	(1,482)	(27,624)	4.29%
Gerresheimer AG	(249)	(24,935)	3.87%
Haleon PLC	(7,997)	(30,429)	4.73%
Indutrade AB	(1,132)	(27,096)	4.21%
Chocoladefabriken Lindt & Spruengli AG	(3)	(30,194)	4.69%
Lonza Group AG	(52)	(26,595)	4.13%
Nestle SA	(311)	(29,599)	4.60%
Nibe Industrier AB	(6,378)	(25,252)	3.92%
Redeia Corp SA	(505)	(8,237)	1.28%
Siemens Healthineers AG	(488)	(26,231)	4.07%
Sinch AB	(32,564)	(73,736)	11.47%
Straumann Holding AG	(226)	(26,161)	4.06%
Severn Trent PLC	(300)	(8,411)	1.31%
United Utilities Group PLC	(714)	(8,280)	1.29%
Wacker Chemie AG	(206)	(21,017)	3.26%
Common Stocks Total		(643,824)	100.00%

Total Short Securities (Euros)		(643,824)

6/30 USDEUR Spot Rate of		0.933
Grand Total (US Dollars)		(USD 690,183)

The following table represents the equity basket holdings underlying the total return swap with GS Swap GSCBSJPX Basket Index as of June 30, 2024.

GS Swap GSCBSJPX Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Alps Alpine Co., Ltd.	(167)	(JPY 255,994)	0.40%
Amada Co., Ltd.	(160)	(285,098)	0.45%
Asics Corp.	(592)	(1,457,859)	2.28%
Astellas Pharma, Inc.	(765)	(1,216,610)	1.90%
Bridgestone Corp.	(216)	(1,365,385)	2.14%
Brother Industries, Ltd.	(99)	(279,507)	0.44%
Citizen Watch Co., Ltd.	(185)	(199,004)	0.31%
Denso Corp.	(740)	(1,849,722)	2.89%
Dentsu Group, Inc.	(111)	(450,175)	0.70%
Dexerials Corp.	(43)	(321,930)	0.50%
Disco Corp.	(111)	(6,779,844)	10.61%
DMG Mori Co., Ltd.	(99)	(412,399)	0.65%
Ebara Corp.	(216)	(549,329)	0.86%
FANUC Corp.	(518)	(2,285,347)	3.58%
Fujikura, Ltd.	(179)	(568,344)	0.89%
Hirose Electric Co., Ltd.	(12)	(219,306)	0.34%
Hitachi Construction Machinery Co., Ltd.	(93)	(398,749)	0.62%
Honda Motor Co., Ltd.	(1,882)	(3,237,136)	5.06%
Isuzu Motors, Ltd.	(358)	(762,683)	1.19%
JTEKT Corp.	(123)	(138,161)	0.22%
Kawasaki Heavy Industries Ltd	(290)	(1,772,033)	2.77%
Konica Minolta, Inc.	(407)	(181,314)	0.28%
Kubota Corp.	(500)	(1,124,606)	1.76%
Kuraray Co., Ltd.	(191)	(353,793)	0.55%
Mazda Motor Corp.	(611)	(950,555)	1.49%
Mitsubishi Chemical Group Corp.	(586)	(523,548)	0.82%
Mitsubishi Motors Corp.	(1,703)	(754,817)	1.18%
Mitsui Chemicals, Inc.	(117)	(520,558)	0.81%
Murata Manufacturing Co., Ltd.	(679)	(2,254,888)	3.53%
NGK Insulators, Ltd.	(130)	(266,943)	0.42%
Nikon Corp.	(272)	(441,475)	0.69%
Nippon Electric Glass Co., Ltd.	(80)	(293,521)	0.46%
Nissan Motor Co., Ltd.	(3,153)	(1,721,340)	2.69%
Niterra Co., Ltd.	(111)	(518,707)	0.81%
Nitto Denko Corp.	(80)	(1,019,581)	1.60%
NSK, Ltd.	(284)	(221,886)	0.35%
NTN Corp.	(765)	(245,082)	0.38%
Sanken Electric Co., Ltd.	(31)	(212,456)	0.33%
Shin-Etsu Chemical Co., Ltd.	(734)	(4,580,628)	7.17%
Shinko Electric Industries Co., Ltd.	(86)	(487,237)	0.76%
Sony Group Corp.	(259)	(3,535,056)	5.53%
Stanley Electric Co., Ltd.	(74)	(212,518)	0.33%
Subaru Corp.	(370)	(1,262,520)	1.98%
Sumitomo Chemical Co., Ltd.	(1,216)	(419,025)	0.66%
Sumitomo Heavy Industries, Ltd.	(49)	(206,397)	0.32%
Sumitomo Rubber Industries Ltd	(99)	(158,216)	0.25%
Taiyo Yuden Co., Ltd.	(179)	(731,188)	1.14%
Takeuchi Manufacturing Co., Ltd.	(31)	(173,705)	0.27%
TDK Corp.	(234)	(2,313,201)	3.62%
THK Co., Ltd.	(74)	(212,777)	0.33%
Tokyo Electron, Ltd.	(160)	(5,599,271)	8.76%
Toyo Tire Corp.	(86)	(221,891)	0.35%
Toyota Industries Corp.	(62)	(837,052)	1.31%
Toyota Motor Corp.	(1,209)	(3,979,098)	6.23%
Toyota Tsusho Corp.	(296)	(927,675)	1.45%
Yamaha Corp.	(117)	(441,536)	0.69%
Yamaha Motor Co., Ltd.	(605)	(900,437)	1.41%
Yokohama Rubber Co., Ltd.	(86)	(307,287)	0.48%
Common Stocks Total		(63,916,399)	100.00%

Total Short Securities (Japanese Yen)		(63,916,399)	-63,915,138.00

6/30 USDJPY Spot Rate of		160.863
Grand Total (US Dollars)		(USD 397,334)

The following table represents the equity basket holdings underlying the total return swap with GS Swap GSCBSSTP Basket Index as of June 30, 2024.

GS Swap GSCBSSTP Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Axfood AB	(7,457)	(USD 196,045)	51.49%
Metro, Inc.	(3,338)	(184,861)	48.56%
Common Stocks Total		(380,906)	100.05%

Total Short Securities (US Dollars)		(380,906)

Difference due to Pending Divs and Rounding		192
Grand Total (US Dollars)		(USD 380,714)

The following table represents the equity basket holdings underlying the total return swap with GS Swap MSFRASE Basket Index as of June 30, 2024.

MS Swap MSFRASE Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Accor SA	(103)	(EUR 3,950)	0.58%
Aeroports de Paris SA	(19)	(2,173)	0.32%
Air Liquide SA	(306)	(49,370)	7.24%
Airbus SE	(314)	(40,253)	5.91%
Alstom SA	(184)	(2,884)	0.42%
Amundi SA	(33)	(1,996)	0.29%
ArcelorMittal SA	(245)	(5,242)	0.77%
Arkema SA	(32)	(2,570)	0.38%
AXA SA	(975)	(29,813)	4.37%
BioMerieux	(22)	(1,962)	0.29%
BNP Paribas SA	(569)	(33,861)	4.97%
Bollore SE	(393)	(2,153)	0.32%
Bouygues SA	(102)	(3,066)	0.45%
Carrefour SA	(299)	(3,945)	0.58%
Cie de Saint-Gobain SA	(240)	(17,435)	2.56%
Cie Generale des Etablissements Michelin SCA	(353)	(12,764)	1.87%
Covivio SA/France	(26)	(1,160)	0.17%
Credit Agricole SA	(574)	(7,315)	1.07%
Danone SA	(341)	(19,461)	2.86%
Dassault Aviation SA	(11)	(1,797)	0.26%
Dassault Systemes SE	(354)	(12,486)	1.83%
Eiffage SA	(40)	(3,432)	0.50%
Engie SA	(993)	(13,252)	1.94%
EssilorLuxottica SA	(155)	(31,124)	4.57%
Eurazeo SE	(24)	(1,814)	0.27%
Eurofins Scientific SE	(72)	(3,358)	0.49%
Euronext NV	(43)	(3,679)	0.54%
Gecina SA	(24)	(2,096)	0.31%
Getlink SE	(163)	(2,515)	0.37%
Hermes International SCA	(17)	(36,569)	5.37%
Ipsen SA	(20)	(2,264)	0.33%
Kering SA	(39)	(13,167)	1.93%
Klepierre SA	(113)	(2,818)	0.41%
La Francaise des Jeux SAEM	(56)	(1,778)	0.26%
Legrand SA	(139)	(12,914)	1.89%
L'Oreal SA	(127)	(51,872)	7.61%
Orange SA	(984)	(9,200)	1.35%
Pernod Ricard SA	(109)	(13,766)	2.02%
Publicis Groupe SA	(120)	(11,971)	1.76%
Remy Cointreau SA	(12)	(922)	0.14%
Renault SA	(101)	(4,813)	0.71%
Rexel SA	(121)	(2,917)	0.43%
Sanofi SA	(602)	(54,120)	7.94%
SEB SA	(13)	(1,273)	0.19%
Societe Generale SA	(406)	(8,904)	1.31%
Sodexo SA	(47)	(3,964)	0.58%
STMicroelectronics NV	(356)	(13,119)	1.92%
Teleperformance SE	(28)	(2,789)	0.41%
TotalEnergies SE	(1,120)	(69,798)	10.24%
Unibail-Rodamco-Westfield	(62)	(4,546)	0.67%
Veolia Environnement SA	(369)	(10,306)	1.51%
Vinci SA	(276)	(27,115)	3.98%
Vivendi SE	(385)	(3,760)	0.55%
Common Stocks Total		(681,591)	100.00%

Total Short Securities (Euros)		(681,591)

6/30 USDEUR Spot Rate of		0.933
Grand Total (US Dollars)		(USD 730,521)

The following table represents the equity basket holdings underlying the total return swap with GS Swap MSCBBANK Basket Index as of June 30, 2024.

MS Swap MSCBBANK Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Banco Bilbao Vizcaya Argentaria SA	(7,426)	(USD 75,592)	18.91%
Banco Santander SA	(17,094)	(79,316)	19.84%
BNP Paribas SA	(1,171)	(74,695)	18.69%
Intesa Sanpaolo SpA	(23,542)	(87,578)	21.63%
UniCredit SpA	(2,257)	(83,696)	20.94%
Common Stocks Total		(400,877)	100.00%

Total Short Securities (US Dollars)		(400,877)

Difference due to Pending Divs and Rounding		1,135
Grand Total (US Dollars)		(USD 399,742)

The following table represents the equity basket holdings underlying the total return swap with GS Swap MSEUFLAG Basket Index as of June 30, 2024.

MS Swap MSEUFLAG Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Accor SA	(600)	(USD 24,621)	2.18%
Adecco Group AG	(508)	(16,845)	1.49%
Air France-KLM	(870)	(7,672)	0.68%
Aixtron SE	(602)	(11,834)	1.05%
Alstom SA	(519)	(8,728)	0.77%
Anheuser-Busch InBev SA/NV	(428)	(24,808)	2.20%
AP Moller - Maersk A/S	(18)	(31,324)	2.78%
Aptiv PLC	(473)	(33,327)	2.95%
Ashtead Group PLC	(520)	(34,729)	3.08%
Boliden AB	(700)	(22,421)	1.99%
Bunzl PLC	(359)	(13,670)	1.21%
Cellnex Telecom SA	(1,117)	(36,372)	3.22%
Clarivate PLC	(1,647)	(9,372)	0.83%
ConvaTec Group PLC	(3,257)	(9,672)	0.86%
Cushman & Wakefield PLC	(984)	(10,228)	0.91%
Daimler Truck Holding AG	(709)	(28,232)	2.50%
Davide Campari-Milano NV	(4,036)	(38,178)	3.38%
Deutsche Boerse AG	(93)	(18,949)	1.68%
Diageo PLC	(770)	(24,243)	2.15%
Dino Polska SA	(96)	(9,721)	0.86%
Elastic NV	(55)	(6,308)	0.56%
Eni SpA	(3,947)	(60,711)	5.38%
Entain PLC	(631)	(5,026)	0.45%
Ferrari NV	(73)	(29,874)	2.65%
Flutter Entertainment PLC	(49)	(8,891)	0.79%
Forvia SE	(178)	(2,108)	0.19%
Halma PLC	(2,535)	(86,724)	7.69%
HelloFresh SE	(351)	(1,699)	0.15%
Hugo Boss AG	(277)	(12,403)	1.10%
IG Group Holdings PLC	(3,087)	(31,955)	2.83%
Infineon Technologies AG	(440)	(16,177)	1.43%
Informa PLC	(1,974)	(21,364)	1.89%
Intermediate Capital Group PLC	(113)	(3,106)	0.28%
Jazz Pharmaceuticals PLC	(69)	(7,316)	0.65%
Just Eat Takeaway.com NV	(1,157)	(13,934)	1.24%
Kingfisher PLC	(3,658)	(11,522)	1.02%
Land Securities Group PLC	(1,555)	(12,177)	1.08%
MTU Aero Engines AG	(193)	(49,507)	4.39%
Next PLC	(164)	(18,730)	1.66%
Novo Nordisk A/S	(47)	(6,852)	0.61%
Novocure, Ltd.	(434)	(7,436)	0.66%
Novonesis (Novozymes) B	(770)	(47,151)	4.16%
Perrigo Co PLC	(402)	(10,334)	0.92%
QIAGEN NV	(561)	(23,068)	2.05%
Rightmove PLC	(584)	(3,984)	0.35%
Saab AB	(774)	(18,640)	1.65%
Scorpio Tankers, Inc.	(102)	(8,275)	0.73%
Seagate Technology Holdings PLC	(203)	(21,015)	1.86%
Siemens Energy AG	(735)	(19,140)	1.70%
Smith & Nephew PLC	(1,991)	(24,790)	2.20%
Star Bulk Carriers Corp.	(361)	(8,801)	0.78%
Stora Enso Oyj	(1,815)	(24,807)	2.20%
Svitzer Group A/S	(36)	(1,343)	0.12%
Telefonaktiebolaget LM Ericsson	(1,150)	(7,141)	0.63%
Unibail-Rodamco-Westfield	(254)	(20,003)	1.77%
Vistry Group PLC	(1,368)	(20,486)	1.82%
Vivendi SE	(310)	(3,240)	0.29%
Vodafone Group PLC	(7,641)	(6,724)	0.60%
Volvo AB	(1,189)	(30,431)	2.70%
Common Stocks Total		(1,128,141)	100.00%

Total Short Securities (US Dollars)		(1,128,141)

Difference due to Pending Divs and Rounding		179
Grand Total (US Dollars)		(USD 1,127,962)

The following table represents the equity basket holdings underlying the total return swap with GS Swap MSEXINVN Basket Index as of June 30, 2024.

MS Swap MSEXINVN Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
AIXTRON SE	(558)	(USD 10,964)	3.01%
ASM International NV	(18)	(13,931)	3.83%
BE Semiconductor Industries NV	(86)	(14,363)	3.94%
BioMerieux	(129)	(12,289)	3.37%
Bucher Industries AG	(31)	(12,567)	3.45%
Buzzi SpA	(309)	(12,466)	3.42%
ConvaTec Group PLC	(4,112)	(12,213)	3.35%
Dino Polska SA	(131)	(13,192)	3.62%
Ferroglobe PLC	(2,186)	(11,717)	3.22%
Galenica AG	(164)	(13,387)	3.68%
Georg Fischer AG	(170)	(11,423)	3.14%
Gerresheimer AG	(117)	(12,596)	3.46%
Heidelberg Materials AG	(123)	(12,803)	3.52%
Hermes International SCA	(6)	(12,826)	3.52%
Infineon Technologies AG	(318)	(11,682)	3.21%
Metso Oyj	(1,062)	(11,250)	3.09%
Nibe Industrier AB	(2,547)	(10,876)	2.99%
Nordic Semiconductor ASA	(1,050)	(14,053)	3.86%
NXP Semiconductors NV	(47)	(12,703)	3.49%
Orange SA	(1,146)	(11,493)	3.16%
Orion SA	(539)	(11,819)	3.25%
QIAGEN NV	(307)	(12,611)	3.46%
Rheinmetall AG	(23)	(11,851)	3.25%
Seagate Technology Holdings PLC	(136)	(14,081)	3.87%
Siemens Healthineers AG	(226)	(13,032)	3.58%
Valmet Oyj	(481)	(13,771)	3.78%
VAT Group AG	(25)	(14,104)	3.87%
Volvo Car AB	(4,133)	(12,812)	3.52%
Wienerberger AG	(343)	(11,395)	3.13%
Common Stocks Total		(364,269)	100.02%

Total Short Securities (US Dollars)		(364,269)

Difference due to Pending Divs and Rounding		89
Grand Total (US Dollars)		(USD 364,180)

The following table represents the equity basket holdings underlying the total return swap with GS Swap MSSEAPFG Basket Index as of June 30, 2024.

MS Swap MSSEAPFG Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
ADATA Technology Co., Ltd.	(3,060)	(USD 10,190)	1.42%
ASPEED Technology, Inc.	(127)	(18,991)	2.65%
AUO Corp.	(40,043)	(22,024)	3.07%
Capcom Co., Ltd.	(788)	(14,854)	2.07%
Century Iron & Steel Industrial Co., Ltd.	(1,050)	(9,773)	1.36%
China Petroleum & Chemical Corp.	(45,516)	(29,585)	4.13%
Cover Corp.	(264)	(3,287)	0.46%
DeNA Co., Ltd.	(647)	(6,416)	0.90%
Dexus	(2,600)	(11,256)	1.57%
EHang Holdings, Ltd.	(370)	(5,021)	0.70%
Elite Material Co., Ltd.	(819)	(11,988)	1.67%
Foxconn Technology Co., Ltd.	(898)	(1,976)	0.28%
FUJIFILM Holdings Corp.	(1,189)	(27,814)	3.88%
Gaotu Techedu, Inc.	(579)	(2,838)	0.40%
Hua Hong Semiconductor, Ltd.	(5,654)	(15,943)	2.22%
IDP Education, Ltd.	(161)	(1,629)	0.23%
IHI Corp.	(75)	(2,248)	0.31%
Kawasaki Heavy Industries, Ltd.	(281)	(10,666)	1.49%
Keisei Electric Railway Co., Ltd.	(100)	(3,211)	0.45%
Kubota Corp.	(566)	(7,912)	1.10%
Li Auto, Inc.	(72)	(1,289)	0.18%
Mercari, Inc.	(476)	(5,916)	0.83%
Mineral Resources, Ltd.	(213)	(7,662)	1.07%
Mitac Holdings Corp.	(6,285)	(8,611)	1.20%
Money Forward, Inc.	(199)	(6,663)	0.93%
New World Development Co., Ltd.	(11,882)	(11,169)	1.56%
Nexon Co., Ltd.	(275)	(5,082)	0.71%
NIO,Inc.	(2,981)	(12,399)	1.73%
Nippon Electric Glass Co., Ltd.	(1,765)	(40,160)	5.60%
NTT Data Group Corp.	(1,308)	(19,198)	2.68%
Open House Group Co., Ltd.	(48)	(1,472)	0.21%
Organo Corp.	(76)	(3,889)	0.54%
Paladin Energy, Ltd.	(487)	(4,060)	0.57%
Resonac Holdings Corp.	(360)	(7,888)	1.10%
Sapporo Holdings, Ltd.	(115)	(4,016)	0.56%
Sea, Ltd.	(148)	(10,585)	1.48%
Seatrium, Ltd.	(4,871)	(4,968)	0.69%
Sekisui House, Ltd.	(2,020)	(44,742)	6.24%
Sharp Corp.	(533)	(3,083)	0.43%
Shimizu Corp.	(1,463)	(8,220)	1.15%
Shiseido Co., Ltd.	(719)	(20,499)	2.86%
Singapore Airlines, Ltd.	(3,448)	(17,549)	2.45%
Singapore Telecommunications, Ltd.	(40,084)	(81,370)	11.30%
SoftBank Group Corp.	(184)	(11,855)	1.65%
SUMCO Corp.	(919)	(13,228)	1.85%
Sumitomo Chemical Co., Ltd.	(5,911)	(12,650)	1.77%
Sunac China Holdings, Ltd.	(37,403)	(5,610)	0.78%
Supreme Electronics Co., Ltd.	(5,216)	(13,144)	1.83%
Tokyo Electron Device, Ltd.	(43)	(1,133)	0.16%
Tokyo Seimitsu Co., Ltd.	(238)	(18,191)	2.54%
Toyota Motor Corp.	(686)	(14,036)	1.96%
Transurban Group	(680)	(5,631)	0.79%
Ulvac, Inc.	(66)	(4,297)	0.60%
Vanguard International Semiconductor Corp.	(2,161)	(8,622)	1.20%
Weibo Corp.	(1,700)	(13,057)	1.82%
Winbond Electronics Corp.	(2,826)	(2,233)	0.31%
Wiwynn Corp.	(129)	(10,547)	1.47%
Yang Ming Marine Transport Corp.	(15,060)	(34,638)	4.83%
Common Stocks Total		(716,983)	100.00%

Total Short Securities (US Dollars)		(716,983)

Difference due to Pending Divs and Rounding		336
Grand Total (US Dollars)		(USD 716,647)

The following table represents the equity basket holdings underlying the total return swap with GS Swap MSSEEWT Basket Index as of June 30, 2024.

MS Swap MSSEEWT Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Accton Technology Corp.	(325)	(USD 5,567)	1.04%
Advantech Co., Ltd.	(452)	(5,161)	0.96%
Airtac International Group	(198)	(6,039)	1.13%
ASE Technology Holding Co., Ltd.	(2,488)	(12,913)	2.41%
Asia Cement Corp.	(1,544)	(2,085)	0.39%
ASMedia Technology, Inc.	(146)	(10,092)	1.89%
Asustek Computer, Inc.	(599)	(9,188)	1.72%
AUO Corp.	(4,369)	(2,403)	0.45%
Catcher Technology Co., Ltd.	(647)	(4,624)	0.86%
Cathay Financial Holding Co., Ltd.	(4,200)	(7,645)	1.43%
Chailease Holding Co., Ltd.	(855)	(4,044)	0.76%
Chang Hwa Commercial Bank, Ltd.	(6,086)	(3,469)	0.65%
Cheng Shin Rubber Industry Co., Ltd.	(2,178)	(3,310)	0.62%
Chicony Electronics Co., Ltd.	(825)	(4,349)	0.81%
China Development Financial Holding Corp.	(15,623)	(7,343)	1.37%
China Steel Corp.	(8,976)	(6,373)	1.19%
Chunghwa Telecom Co., Ltd.	(2,684)	(10,387)	1.94%
Compal Electronics, Inc.	(4,606)	(4,928)	0.92%
CTBC Financial Holding Co., Ltd.	(12,703)	(14,862)	2.78%
Delta Electronics, Inc.	(1,434)	(17,121)	3.20%
E.Sun Financial Holding Co., Ltd.	(8,331)	(7,331)	1.37%
Eclat Textile Co., Ltd.	(236)	(3,844)	0.72%
Evergreen Marine Corp Taiwan, Ltd.	(1,459)	(8,682)	1.62%
Far Eastern New Century Corp.	(3,449)	(3,760)	0.70%
Far EasTone Telecommunications Co., Ltd.	(1,609)	(4,168)	0.78%
Feng TAY Enterprise Co., Ltd.	(576)	(2,755)	0.51%
First Financial Holding Co., Ltd.	(8,478)	(7,376)	1.38%
Formosa Chemicals & Fibre Corp.	(2,061)	(3,195)	0.60%
Formosa Petrochemical Corp.	(1,126)	(2,252)	0.42%
Formosa Plastics Corp.	(2,864)	(5,068)	0.95%
Foxconn Technology Co., Ltd.	(1,329)	(2,923)	0.55%
Fubon Financial Holding Co., Ltd.	(5,793)	(14,135)	2.64%
Giant Manufacturing Co., Ltd.	(362)	(2,362)	0.44%
Globalwafers Co., Ltd.	(254)	(4,221)	0.79%
Highwealth Construction Corp.	(1,814)	(2,921)	0.55%
Hiwin Technologies Corp.	(345)	(2,266)	0.42%
Hon Hai Precision Industry Co., Ltd.	(8,371)	(55,247)	10.34%
Hotai Motor Co., Ltd.	(307)	(5,892)	1.10%
Hua Nan Financial Holdings Co., Ltd.	(8,100)	(6,561)	1.23%
Innolux Corp.	(7,852)	(3,455)	0.65%
Inventec Corp.	(2,763)	(4,753)	0.89%
Largan Precision Co., Ltd.	(179)	(15,123)	2.83%
Lite-On Technology Corp.	(2,000)	(6,539)	1.22%
Mega Financial Holding Co., Ltd.	(8,182)	(10,228)	1.91%
Micro-Star International Co., Ltd.	(745)	(4,090)	0.76%
Nan Ya Plastics Corp.	(3,628)	(5,515)	1.03%
Nanya Technology Corp.	(1,431)	(3,076)	0.58%
Nien Made Enterprise Co., Ltd.	(254)	(3,055)	0.57%
Novatek Microelectronics Corp.	(482)	(9,008)	1.68%
Oneness Biotech Co., Ltd.	(387)	(1,957)	0.37%
Pegatron Corp.	(1,188)	(3,827)	0.72%
Phison Electronics Corp.	(254)	(4,834)	0.90%
Pou Chen Corp.	(2,961)	(3,198)	0.60%
Powertech Technology, Inc.	(826)	(4,790)	0.90%
President Chain Store Corp.	(482)	(4,067)	0.76%
Quanta Computer, Inc.	(2,178)	(20,954)	3.92%
Realtek Semiconductor Corp.	(419)	(7,059)	1.32%
Shanghai Commercial & Savings Bank, Ltd.	(3,351)	(4,758)	0.89%
Shin Kong Financial Holding Co., Ltd.	(12,405)	(3,722)	0.70%
SinoPac Financial Holdings Co., Ltd.	(8,911)	(6,951)	1.30%
Synnex Technology International Corp.	(1,802)	(4,055)	0.76%
Taishin Financial Holding Co., Ltd.	(10,909)	(6,328)	1.18%
Taiwan Business Bank	(8,889)	(4,978)	0.93%
Taiwan Cooperative Financial Holding Co., Ltd.	(8,568)	(6,854)	1.28%
Taiwan High Speed Rail Corp.	(2,782)	(2,615)	0.49%
Taiwan Mobile Co., Ltd.	(1,430)	(4,719)	0.88%
Unimicron Technology Corp.	(1,227)	(6,809)	1.27%
Uni-President Enterprises Corp.	(3,450)	(8,660)	1.62%
United Microelectronics Corp.	(8,877)	(15,269)	2.85%
Vanguard International Semiconductor Corp.	(826)	(3,296)	0.62%
Walsin Technology Corp.	(427)	(1,555)	0.29%
Winbond Electronics Corp.	(4,791)	(3,785)	0.71%
Wistron Corp.	(3,253)	(10,637)	1.99%
Wiwynn Corp.	(194)	(15,794)	2.95%
WPG Holdings, Ltd.	(2,000)	(5,539)	1.04%
Yageo Corp.	(225)	(5,053)	0.94%
Yuanta Financial Holding Co., Ltd.	(8,197)	(8,115)	1.52%
Zhen Ding Technology Holding, Ltd.	(745)	(2,972)	0.56%
Common Stocks Total		(534,854)	100.00%

Total Short Securities (US Dollars)		(534,854)

Difference due to Pending Divs and Rounding		(34)
Grand Total (US Dollars)		(USD 534,888)

See accompanying Notes to Schedule of Investments.

Securities Sold Short

	Shares	Fair Value
Common Stocks (16.36%)
Belgium (0.27%)
Anheuser-Busch InBev SA	(1,767)	$(102,492)

Canada (1.02%)
Boyd Group Services, Inc.	(1,624)	(304,980)
Lululemon Athletica, Inc.	(269)	(80,350)
		(385,330)
Finland (0.30%)
Valmet Oyj	(4,041)	(115,593)

France (2.69%)
Hermes International SCA	(111)	(254,584)
Legrand SA	(3,612)	(358,625)
Rexel SA	(9,073)	(234,932)
Unibail-Rodamco-Westfield	(2,160)	(170,197)
		(1,018,338)
Germany (2.38%)
Brenntag SE	(2,161)	(145,819)
Gerresheimer AG	(1,855)	(199,406)
Mercedes-Benz Group AG	(2,346)	(162,350)
Puma SE	(8,501)	(390,586)
		(898,161)
Great Britain (1.24%)
Associated British Foods PLC	(3,403)	(106,425)
International Consolidated Airlines Group SA	(135,274)	(277,447)
Rightmove PLC	(11,979)	(81,316)
		(465,188)
India (0.51%)
Infosys, Ltd., ADR	(10,044)	(187,019)

Sweden (2.76%)
Assa Abloy AB, Class B	(11,156)	(315,607)
EQT AB	(5,930)	(175,377)
H & M Hennes & Mauritz AB, Class B	(23,313)	(369,060)
Sandvik AB	(9,014)	(180,787)
		(1,040,831)
Switzerland (2.23%)
Geberit AG	(1,007)	(594,828)
Logitech International SA	(848)	(82,026)
Lonza Group AG	(306)	(166,996)
		(843,850)
United States (2.96%)
Airbnb, Inc., Class A	(1,476)	(223,806)
Apple, Inc.	(863)	(181,765)
ResMed, Inc.	(455)	(87,096)

	Shares	Fair Value
United States (continued)
Tesla, Inc.	(3,095)	$(612,439)
		(1,105,106)

Total Common Stocks
(Proceeds $5,929,890)		$(6,161,908)

Exchange Traded Funds (11.94%)
iShares® China Large-Cap ETF	(7,496)	(194,821)
iShares® Core MSCI Total International Stock ETF	(18,926)	(1,278,641)
iShares® MSCI ACWI ex U.S. ETF	(16,305)	(866,285)
iShares® MSCI Australia ETF	(1,579)	(38,575)
iShares® MSCI Canada ETF	(17,924)	(664,801)
iShares® MSCI India ETF	(2,079)	(115,967)
iShares® MSCI Japan ETF	(3,873)	(264,294)
Vanguard® Total International Stock ETF	(17,799)	(1,073,280)

Total Exchange Traded Funds
(Proceeds $4,139,753)		$(4,496,664)

Total Securities Sold Short (28.30%)
(Proceeds $10,069,643)		$(10,658,572)

PUT OPTIONS WRITTEN

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Cac 40 07/19/2024 P7100	Goldman Sachs	07/22/2024	$7,100	(313)	$–	$(17,406)
					$–	$(17,406)

CPG Cooper Square International Equity, LLC

Notes to Schedule of Investments (Unaudited)
June 30, 2024

The following is a summary of significant accounting policies followed by CPG Cooper Square International Equity, LLC (the “Fund”) in the preparation of its Schedule of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund values its investments in investment funds at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”).

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●	Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Equity securities, including both long and short positions, are generally valued at the last composite close price on the Valuation Date. If an equity trades on multiple exchanges, the security will be valued at the closing price from the U.S. exchange that the security last traded on before or at the close of the Valuation Date. Publicly-traded foreign equity securities are valued at the last trade price on the securities exchange or national securities market on which such securities primarily are traded (the “primary market”) during regular trading hours on the Valuation Date. Such securities generally are categorized as Level 1 securities. If there are no such trades in the security on the Valuation Date, the security will be valued at the last bid (for long positions) or last ask (for short positions). Debt securities will generally be valued, to the extent possible by an independent pricing service who provides evaluated prices using a variety of inputs, models and assumptions. These securities will be categorized as Level 2 securities. If there is no trade or bid/ask on the previous day, the security will be fair valued. Equity-linked instruments, such as total return swaps, are valued based on the value of the underlying reference asset(s) and the terms of the instrument (e.g., an interest rate) to approximate what the Fund would receive on a current termination of the instrument. Such reference asset(s) are valued in accordance with the applicable provisions of the Valuation Procedures. Such securities will generally be categorized as Level 2 securities.

The following table represents the inputs used to value the investments at fair value within the valuation hierarchy as of June 30, 2024:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	32,274,355	–	–	32,274,355
Call Options Purchased	–	51,265	–	51,265
Put Options Purchased	–	293,633	–	293,633
TOTAL	$32,274,356	$344,898	$–	$32,619,253

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts(a)	–	2,230,446	–	2,230,446
Liabilities
Securities Sold Short
Common Stocks	(6,161,908)	–	–	(6,161,908)
Exchange Traded Funds	(4,496,664)	–	–	(4,496,664)
Written Options	–	(17,406)	–	(17,406)
Total Return Swap Contracts(a)	–	(322,198)	–	(322,198)
TOTAL	$(10,658,572)	1,890,842	$–	(8,767,730)

(a)	Swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value, and there were no transfers into or out of Level 3 during the period.

Derivative Instruments: The Fund is permitted to and also enters into various types of derivative contracts. In doing so, the Fund will employ strategies in differing combinations to permit them to increase, decrease, or change the level or type of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objective more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

The Fund’s use of derivatives can result in losses due to unanticipated changes in the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposure to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

These associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Total Return Swap Contracts: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the total return swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

For the period ended June 30, 2024, the Fund had ending monthly average notional amounts of ($55,581,855) on total return swaps short the reference asset, and $55,908,506 on total return swaps long the reference asset. Open total return swap contracts at June 30, 2024 are listed in the Schedule of Investments.